Income Tax (Expense)/Benefit (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Income Tax (Expense)/Benefit [Line Items]
Number of Consecutive years to offset future taxable income	10 years
Unutilized tax losses	RM 398,083	$ 1,781,621
Unabsorbed capital allowances	RM 5,393	$ 1,205
Malaysia [Member]
Income Tax (Expense)/Benefit [Line Items]
Tax rate	24.00%
Singapore [Member]
Income Tax (Expense)/Benefit [Line Items]
Tax rate	17.00%